Property and Equipment (Details - Sales of property) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jul. 03, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 228,040	$ 196,614
Less accumulated depreciation	161,335	136,129
Property and equipment, net	66,705	60,485
Purchase Agreement [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross			$ 4,746,924
Less accumulated depreciation			782,822
Property and equipment, net			3,964,102
Manufacturing Facility [Member] | Purchase Agreement [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross			3,789,773
Land [Member] | Purchase Agreement [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross			731,515
Building Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 14,620	$ 14,620
Building Improvements [Member] | Purchase Agreement [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross			$ 225,636